Property and Equipment, Net - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2023	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property Plant And Equipment [Line Items]
Depreciation and amortization				$ 744	$ 1,567	$ 1,576
Employee workforce, termination percentage	83.00%	83.00%
Proceeds from the sale of property plant and equipment			$ 500	475	0	0
Loss on disposal of long-lived assets				915	0	0
Research and development
Property Plant And Equipment [Line Items]
Loss on disposal of long-lived assets			700
General and administrative
Property Plant And Equipment [Line Items]
Loss on disposal of long-lived assets			$ 200
Property, Plant and Equipment
Property Plant And Equipment [Line Items]
Depreciation and amortization				$ 700	$ 1,400	$ 1,400